4. Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 47,538	$ 41,427
Receivable From Value Added Services	3,380	3,570
Less: Allowance for doubtful accounts	(16,409)	(12,041)
Accounts Receivable, Net, Current	$ 34,509	$ 32,956